Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 70,200,000	$ 82,585,000
Short-term bank deposits	80,500,000	80,000,000
Accounts receivable, net of allowance for credit losses of $0.9 million and $0.5 million as of December 31, 2022 and December 31, 2021, respectively	152,979,000	172,009,000
Inventories	179,809,000	192,976,000
Prepaid expenses	7,630,000	7,929,000
Other current assets	21,843,000	24,596,000
Total current assets	512,961,000	560,095,000
Non-current assets
Property, plant and equipment, net	184,379,000	197,552,000
Goodwill	99,082,000	100,051,000
Other intangible assets, net	106,253,000	127,781,000
Operating lease right-of-use assets	32,169,000	18,895,000
Long-term investments	80,205,000	115,083,000
Other non-current assets	14,697,000	14,448,000
Total non-current assets	516,785,000	573,810,000
Total assets	1,029,746,000	1,133,905,000
Current liabilities
Accounts payable	44,977,000	46,785,000
Accrued expenses and other current liabilities	39,749,000	36,656,000
Accrued compensation and related benefits	29,206,000	33,877,000
Deferred revenues - short-term	46,347,000	52,610,000
Operating lease liabilities - short term	6,935,000	6,498,000
Total current liabilities	167,214,000	176,426,000
Non-current liabilities
Deferred revenues - long-term	19,057,000	23,655,000
Deferred income taxes	507,000	723,000
Operating lease liabilities - long term	25,155,000	12,162,000
Contingent consideration	4,933,000	11,900,000
Other non-current liabilities	19,889,000	24,200,000
Total non-current liabilities	69,541,000	72,640,000
Total liabilities	236,755,000	249,066,000
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 67,086 shares and 65,677 shares issued and outstanding at December 31, 2022 and 2021, respectively	202,000	195,000
Ordinary shares	1,995,000	0
Additional paid-in capital	3,123,024,000	3,091,649,000
Accumulated other comprehensive loss	(8,031,000)	(7,079,000)
Total equity	792,991,000	884,839,000
Accumulated deficit	(2,320,209,000)	(2,199,926,000)
Total liabilities and equity	$ 1,029,746,000	$ 1,133,905,000